Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2013

Net operating loss carryforwards	$3,951,000	$4,203,000
Research and development credits	162,000	162,000
Start-up expenses capitalized	5,726,000	7,156,000
Accruals and reserves	150,000	99,000
Property and equipment	(22,000)	(11,000)
	9,967,000	11,609,000
Less: Valuation allowance	(9,967,000)	(11,609,000)
	$-	$-